UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

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2545 S. Kelly Avenue, Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchnage Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

Item 1.   Schedule of Investments

Exchange Traded Concepts

Schedule of Investments

Sustainable North American Oil Sands ETF

 January 31, 2013

Description	Shares	Market Value

COMMON STOCK — 99.8%

Canada — 38.6%
Athabasca Oil*	2,845	$30,207
Baytex Energy	682	31,358
Canadian Natural Resources	1,050	31,709
Canadian Oil Sands	1,500	31,567
Cenovus Energy	906	30,076
Enbridge	43	1,881
Enbridge(A)	643	28,269
Finning International	1,213	31,061
Husky Energy	1,005	31,337
Imperial Oil	689	30,257
Keyera	607	31,585
MEG Energy*	919	31,410
Nexen	1,106	29,585
Pembina Pipeline	1,019	29,567
Suncor Energy	909	30,895
TransCanada	642	30,388
		461,152
China — 5.1%
China Petroleum & Chemical ADR	257	31,213
PetroChina ADR	206	29,293
		60,506
France — 2.6%
Total ADR	567	30,782

Hong Kong — 2.3%
CNOOC ADR	133	27,309

Netherlands — 2.9%
Chicago Bridge & Iron	690	35,059

Norway — 2.6%
Statoil ADR	1,173	31,120

United Kingdom — 5.1%
BP ADR	696	30,986
Royal Dutch Shell ADR, Cl A	420	29,618
		60,604
United States — 40.6%
Chevron	267	30,745
ConocoPhillips	500	29,000
Devon Energy	555	31,741
Enterprise Products Partners	591	33,492
Exxon Mobil	328	29,510
Fluor	505	32,739
HollyFrontier	619	32,324
Jacobs Engineering Group*	707	34,014
Kinder Morgan Energy Partners	367	32,626
Marathon Oil	935	31,425
Marathon Petroleum	459	34,062
Murphy Oil	486	28,927

Exchange Traded Concepts

Schedule of Investments

Sustainable North American Oil Sands ETF

January 31, 2013

Description	Shares	Market Value

Oil States International*	433	$33,592
Phillips 66	539	32,647
Valero Energy	864	37,783
		484,627
Total Common Stock
(Cost $1,000,403)		1,191,159

Total Investments - 99.8%
(Cost $1,000,403)†		$1,191,159

Percentages are based on Net Assets of $1,193,736.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2013, all of the Fund's investments were considered Level 1, in accordance with ASC-820.

There have been no transfers between Level 1 & Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

† At January 31, 2013, the tax basis cost of the Fund’s investments was $1,000,403, and the unrealized appreciation and depreciation were $193,018, respectively.

* Non-income producing

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SWM-QH-001-02

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b))as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: March 29, 2013

By (Signature and Title)

/s/ Richard Hogan
Richard Hogan, Treasurer

Date: March 29, 2013